Intangible Assets - Schedule of Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amortization of Intangible Assets [Abstract]
2025	$ 941
2026	941
2027	941
2028	941
2029	938
Total	$ 4,702